Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
2018	$ 66,703
2019	48,192
2020	29,553
2021	34,862
2022 and thereafter	25,141
Total future minimum lease payments	$ 204,451	$ 269,256